Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the SGX-ST Market (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	₨ 382,845.6	$ 5,536,100,000	₨ 396,301.9
Singapore Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding | ₨	₨ 56,027.7		68,070.6
Singapore Stock Exchange [Member] | 5.750% senior notes 1 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts		250,000,000
Outstanding Principal amounts		$ 250,000,000
Outstanding | ₨	₨ 17,187.3		16,194.3
Interest rate	5.75%	5.75%
Redeemable on	October 2024
Singapore Stock Exchange [Member] | 4.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts		$ 500,000,000
Outstanding Principal amounts		$ 262,532,000
Outstanding | ₨	₨ 18,048.8		32,388.6
Interest rate	4.625%	4.625%
Redeemable on	April 2020
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.750% senior notes 2 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	May 2014
Currency	USD
Initial Principal amounts		$ 300,000,000
Outstanding Principal amounts		$ 300,000,000
Outstanding | ₨	₨ 20,791.6		₨ 19,487.7
Interest rate	5.75%	5.75%
Redeemable on	May 2021